Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2016	¥ 81,587
For the fiscal year ending March 31, 2017	82,692
For the fiscal year ending March 31, 2018	82,909
For the fiscal year ending March 31, 2019	82,698
For the fiscal year ending March 31, 2020	83,347
Thereafter (for the fiscal year ending March 31, 2021-2025)	418,026
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2016	14,707
For the fiscal year ending March 31, 2017	16,378
For the fiscal year ending March 31, 2018	18,082
For the fiscal year ending March 31, 2019	19,654
For the fiscal year ending March 31, 2020	21,403
Thereafter (for the fiscal year ending March 31, 2021-2025)	135,939
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2016	2,102
For the fiscal year ending March 31, 2017	2,221
For the fiscal year ending March 31, 2018	2,364
For the fiscal year ending March 31, 2019	2,479
For the fiscal year ending March 31, 2020	2,603
Thereafter (for the fiscal year ending March 31, 2021-2025)	¥ 14,324